Note 2 - Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	8,177,291	2,291,783
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	3,066,447	1,793,887
Rights to Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)		566,038